T. ROWE PRICE Retirement 2025 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 33 .7%
T. Rowe Price Funds:
New Income Fund  1,978,285 121,910 62,115 209,970,423 2,066,109
Limited Duration Inflation
Focused Bond Fund  1,119,721 10,112 91,204 192,151,702 1,052,991
International Bond Fund (USD
Hedged)  677,966 23,516 21,741 66,944,944 682,839
Dynamic Global Bond Fund  493,145 28,906 15,771 50,062,210 491,611
Emerging Markets Bond Fund  452,169 21,499 21,013 40,023,905 457,874
High Yield Fund  425,006 13,832 18,229 63,112,550 424,116
U.S. Treasury Long-Term Index
Fund  297,227 12,605 12,954 27,086,292 319,889
Floating Rate Fund  242,858 18,703 8,530 26,455,855 252,653
Total Bond Mutual Funds (Cost $ 5,596,857 ) 5,748,082
EQUITY MUTUAL FUNDS 64 .7%
T. Rowe Price Funds:
Equity Index 500 Fund  2,181,387 23,770 95,968 18,082,364 2,164,278
Value Fund  1,824,524 1,196 57,783 35,149,884 1,810,571
Growth Stock Fund (2) 1,665,949 998 23,878 15,138,996 1,785,493
International Value Equity Fund  933,477 589 41,671 54,194,925 874,164
Overseas Stock Fund  910,069 548 32,849 63,829,566 862,976
International Stock Fund  858,140 505 68,108 33,480,770 761,688
Mid-Cap Growth Fund  429,433 262 13,095 3,374,927 440,293
Mid-Cap Value Fund  519,583 278 71,467 11,695,844 407,132
Emerging Markets Stock Fund  447,696 264 22,626 7,137,091 385,118
Small-Cap Stock Fund  323,012 686 9,567 4,314,641 321,915
Small-Cap Value Fund  317,630 179 9,128 4,870,114 312,661
Real Assets Fund  307,319 192 9,989 19,949,701 296,054
New Horizons Fund (2) 238,504 140 5,786 2,699,979 263,653
Emerging Markets Discovery
Stock Fund  170,734 47,393 1,890 13,156,313 212,211
U.S. Large-Cap Core Fund  122,849 3,379 5,058 3,469,881 129,218
Total Equity Mutual Funds (Cost $ 5,602,408 ) 11,027,425
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 2,169 100,750 100,037 29,734 2,885
Total Other Mutual Funds (Cost $ 2,884 ) 2,885

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 183,042 393,948 320,167 256,823,280 256,823
Total Short-Term Investments (Cost $ 256,823 ) 256,823
Total Investments in Securities 99.9%
(Cost $11,458,972) $ 17,035,215
Other Assets Less Liabilities 0.1% 14,533
Net Assets 100.0% $ 17,049,748
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 839 MSCI EAFE Index contracts 9/21 (98,645) $ 583
Short, 1,330 Russell 2000 E-Mini Index contracts 9/21 (151,035) 3,192
Short, 839 S&P 500 E-Mini Index contracts 9/21 (189,635) (12,285)
Net payments (receipts) of variation margin to date 8,494
Variation margin receivable (payable) on open futures contracts $ (16)

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (29) $ (14,669) $ 4,434
Emerging Markets Bond Fund  (1,238) 5,219 6,038
Emerging Markets Discovery Stock Fund  623 (4,026) —
Emerging Markets Stock Fund  17,946 (40,216) —
Equity Index 500 Fund  100,241 55,089 7,417
Floating Rate Fund  (136) (378) 2,839
Growth Stock Fund  59,258 142,424 —
High Yield Fund  298 3,507 5,861
International Bond Fund (USD Hedged)  224 3,098 3,427
International Stock Fund  31,796 (28,849) —
International Value Equity Fund  7,611 (18,231) —
Limited Duration Inflation Focused Bond Fund  1,932 14,362 —
Mid-Cap Growth Fund  9,199 23,693 —
Mid-Cap Value Fund  22,205 (41,262) —
New Horizons Fund  6,171 30,795 —
New Income Fund  519 28,029 9,950
Overseas Stock Fund  14,353 (14,792) —
Real Assets Fund  2,430 (1,468) —
Small-Cap Stock Fund  6,857 7,784 —
Small-Cap Value Fund  4,757 3,980 —
Transition Fund  13 3 —
U.S. Large-Cap Core Fund  832 8,048 —
U.S. Treasury Long-Term Index Fund  (2,022) 23,011 1,565
Value Fund  34,201 42,634 —
U.S. Treasury Money Fund, 0.06% — — 43
Totals $ 318,041 # $ 227,785 $ 41,574 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $41,574 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2025 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F157-054Q1 08/21